Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Basic earnings per share
Net income attributable to common shareholders	$ 2,332	$ 2,283
Weighted-average number of common shares outstanding (millions)	1,833.1	1,841.7
Basic earnings per share (Canadian dollars)	$ 1.27	$ 1.24
Diluted earnings per share
Net income attributable to common shareholders	$ 2,332	$ 2,283
Net income available to common shareholders including impact of dilutive securities	$ 2,332	$ 2,283
Weighted-average number of common shares outstanding (millions)	1,833.1	1,841.7
Stock options potentially exercisable (millions)1	3.1	4.5
Weighted-average number of common shares outstanding - diluted (millions)	1,836.2	1,846.2
Diluted earnings per share (Canadian dollars)1	$ 1.27	$ 1.24